SCHEDULE OF ACTIVITY OF CONTRACT LIABILITIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at beginning of period	$ 3,878,202	$ 3,893,986	$ 3,893,986	$ 5,632,870
Deposits received	106,166	65,973	105,390	215,495
Revenue recognized	(5,798)	(53,222)	(14,796)	(1,797,754)
Exchange difference	125,277	(89,737)	(106,378)	(156,625)
Balance at end of period	$ 4,103,847	$ 3,817,000	$ 3,878,202	$ 3,893,986